Fair Value Measurements - Changes in Significant Unobservable Inputs (Details) - Level 3 $ in Thousands	3 Months Ended
Sep. 30, 2023 USD ($)
Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Balance as of July 3, 2023 (inception)	$ 3,589
Recognized in earnings	(83)
Balance at September 30, 2023	3,506
Convertible promissory note [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Balance as of July 3, 2023 (inception)	2,411
Accretion of discount	8
Interest paid-in-kind	117
Recognized in earnings	0
Balance at September 30, 2023	$ 2,536